DEPOSITS FOR NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
DEPOSITS FOR NON-CURRENT ASSETS [Abstract]
Schedule of Deposits for Non-Current Assets
	As at December 31,
	2016	2017	2017
	RMB	RMB	US$
Deposits for purchases of property, plant and equipment*	196,731	297,040	45,654
Deposit for operating license**	102,876	—	—
	299,607	297,040	45,654
Reserve for unrecoverable deposits	(30,860)	(30,860)	(4,743)
	268,747	266,180	40,911

*
The amount represented interest-free non-refundable partial payments to suppliers of medical equipment to be delivered to Group’s customers. The remaining contractual obligations associated with these purchase contracts are approximately RMB81,664 and RMB426,293 (US$65,520) as at December 31, 2016 and 2017 respectively, which are included in the amount disclosed as purchase commitments in note 26.